Business acquisitions - Narrative (Details) £ in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2024 GBP (£) employee	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Gain on acquisition			£ 556	£ 0	£ 0
Tesco Personal Finance PLC
Disclosure of detailed information about business combination [line items]
Number of employees recognised as of acquisition date | employee	2,600
Business combination, exclusive strategic partnership, initial period	10 years
Loans and advances at amortised costs to customers	£ 8,085
Deposits at amortised cost from customers	6,923
Portion of consideration paid (received) consisting of cash and cash equivalents	617
Identifiable assets acquired (liabilities assumed)	1,173
Gain on acquisition	556
Additional cost related to acquisition			2
Indemnification assets recognised as of acquisition date	91
Maximum reimbursement relating to payment protection insurance claims, excluding claims	350
Maximum reimbursement relating to payment protection insurance claims, including claims	600
Revenue of acquiree since acquisition date		£ 105
Profit (loss) of acquiree since acquisition date		37
Profit (loss) of combined entity as if combination occurred at beginning of period		420
Profit before tax of combined entity as if combination occurred at beginning of period		£ 118
Acquisition-related costs			£ 18	£ 2	£ 0
Tesco Personal Finance PLC | Credit card receivables
Disclosure of detailed information about business combination [line items]
Loans and advances at amortised costs to customers	4,051
Tesco Personal Finance PLC | Unsecured loan receivables
Disclosure of detailed information about business combination [line items]
Loans and advances at amortised costs to customers	4,034
Tesco Personal Finance PLC | Barclays Bank UK PLC
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date, outflow probable	60
Indemnification assets recognised as of acquisition date, outflow not probable	31
Tesco Personal Finance PLC | Accumulated impairment
Disclosure of detailed information about business combination [line items]
Loans and advances at amortised costs to customers	(209)
Tesco Personal Finance PLC | Accumulated impairment | Credit card receivables
Disclosure of detailed information about business combination [line items]
Loans and advances at amortised costs to customers	(133)
Tesco Personal Finance PLC | Accumulated impairment | Unsecured loan receivables
Disclosure of detailed information about business combination [line items]
Loans and advances at amortised costs to customers	£ (76)